Deferred Expenses and Other Assets, Net and Accounts Payable, Accrued Expenses and Other Liabilities (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Dividends declared and payable	$ 2,728	$ 0
Accounts Payable	1,347	779
Accrued expenses	1,285	708
Derivative liabilities	904	0
Interest payable	660	0
Other liabilities	621	89
Accounts payable, accrued expenses and other liabilities	7,545	$ 1,576
Payable to the Manager for costs it paid on the Company's behalf	$ 100